December 18, 2007

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Harbor Funds (the “Trust”)
File Nos. 33-5852 and 811-4676

Ladies and Gentlemen:

Attached hereto for electronic filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) General Instruction D to Form N-1A and (4) Rule 101(a) of Regulation S-T is a copy of post-effective amendment no. 55 (amendment no. 57 under the 1940 Act) (the “Amendment”) to the Registration Statement on Form N-1A of the Trust, including the prospectus for each equity series of the Trust and statement of additional information (“SAI”), Part C and exhibits. The Amendment has been manually signed by the persons specified in Section 6(a) of the 1933 Act. Pursuant to Rule 302(b) under Regulation S-T, the Trust will retain the manually executed copy of the Amendment; the electronic copy of the Amendment contains conformed signatures. Pursuant to Rule 310 under Regulation S-T, tags have been inserted before and after paragraphs in the Amendment that contain revised disclosure.

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act and is intended to become effective on March 1, 2008. The Amendment is being filed for the purpose of incorporating recent supplements regarding a change in manager to the Trust’s equity funds prospectus and SAI.

Please note that this filing only applies to the Trust’s equity funds (the “Equity Funds”). There have been no material changes to the prospectus and SAI as it relates to the Trust’s fixed income funds (the “Fixed Income Funds”) that would require a filing under paragraph (a) of Rule 485. Furthermore, the updated financial statements for each of the Equity Funds and Fixed Income Funds for the most recent fiscal year as required by Section 10(a) of the 1933 Act will be filed and incorporated by means of a subsequent amendment to the Trust’s registration statement pursuant to paragraph (b) of Rule 485 prior to the effective date of the Amendment.

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In accordance with the letter from Carolyn B. Lewis to investment company registrants dated February 25, 1994, please be informed that (i) the Trust does not involve a master/feeder arrangement, (ii) the Trust is not a money market fund, (iii) shares of the Trust may be marketed through banks and/or savings and loan associations and (iv) none of the Trust’s operations raise novel or complex issues of law or policy different from those associated with any other investment company investing in securities of the type in which the Trust may invest.

Securities and Exchange Commission

December 18, 2007

If you have any questions or comments, please contact the undersigned at (312) 443-4428.

Sincerely,

/s/ Jodie L. Crotteau
Jodie L. Crotteau
Assistant Secretary

Cc:	Christopher P. Harvey, Esq.

Wilmer Cutler Pickering Hale and Dorr LLP

David G. Van Hooser

Charles F. McCain

Erik D. Ojala

Harbor Funds